Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule Of Condensed Statements Of Condition
Following are condensed statements of the parent company:

Statements of Condition	Year Ended December 31
(Dollars in thousands)	2014	2013
Assets:
Cash	$167,562	$81,271
Interest-bearing cash	-	15,800
Securities available-for-sale	2,634	1,643
Notes receivable	3,460	3,610
Allowance for loan losses	(925)	(925)
Investments in subsidiaries:
Bank	3,057,156	3,028,125
Non-bank	17,870	18,044
Other assets	195,898	207,497
Total assets	$3,443,655	$3,355,065
Liabilities and equity:
Other short-term borrowings	$3,000	$-
Accrued employee benefits and other liabilities	138,233	158,090
Term borrowings	720,832	708,598
Total liabilities	862,065	866,688
Total equity	2,581,590	2,488,377
Total liabilities and equity	$3,443,655	$3,355,065

Certain previously reported amounts have been revised to reflect the retroactive effect of the adoption of ASU 2014-01, “Equity Method and Joint Venture: Accounting for Investments in Qualified Affordable Housing Projects.” See Note 1 – Summary of Significant Accounting Policies for additional information.

Schedule Of Condensed Statements of Income

Statements of Income	Year Ended December 31
(Dollars in thousands)	2014	2013	2012
Dividend income:
Bank	$180,000	$180,000	$100,000
Non-bank	446	957	390
Total dividend income	180,446	180,957	100,390
Interest income	2	125	329
Other income	6,265	3,468	1,050
Total income	186,713	184,550	101,769
Provision/(provision credit) for loan losses	-	(925)	(1,850)
Interest expense:
Short-term debt	9	20	50
Term borrowings	23,808	24,058	24,365
Total interest expense	23,817	24,078	24,415
Compensation, employee benefits and other expense	30,400	37,490	40,286
Total expense	54,217	60,643	62,851
Income/(loss) before income taxes	132,496	123,907	38,918
Income tax benefit	(20,599)	(20,897)	(23,653)
Income/(loss) before equity in undistributed net income of subsidiaries	153,095	144,804	62,571
Equity in undistributed net income/(loss) of subsidiaries:
Bank	68,836	(117,600)	(89,826)
Non-bank	588	(300)	439
Net income/(loss) attributable to the controlling interest	$222,519	$26,904	$(26,816)

Certain previously reported amounts have been revised to reflect the retroactive effect of the adoption of ASU 2014-01, “Equity Method and Joint Venture: Accounting for Investments in Qualified Affordable Housing Projects.” See Note 1 – Summary of Significant Accounting Policies for additional information.

Schedule Of Condensed Statements Of Cash Flows

Statements of Cash Flows	Year Ended December 31
(Dollars in thousands)	2014	2013	2012
Operating activities:
Net income/(loss)	$222,519	$26,904	$(26,816)
Less undistributed net income/(loss) of subsidiaries	69,424	(117,900)	(89,387)
Income/(loss) before undistributed net income of subsidiaries	153,095	144,804	62,571
Adjustments to reconcile income to net cash provided by operating activities:
Depreciation, amortization, and other	(390)	(1,314)	(2,335)
Loss on securities	(5,736)	(2,182)	-
Stock-based compensation expense	11,351	16,144	16,201
Net (increase)/decrease in interest receivable and other assets	(1,836)	(4,959)	(14,945)
Net (decrease)/increase in interest payable and other liabilities	1,505	8,626	1,599
Total adjustments	4,894	16,315	520
Net cash provided/(used) by operating activities	157,989	161,119	63,091
Investing activities:
Securities:
Sales and prepayments	4,693	599	512
Purchases	(40)	(120)	(180)
Premises and equipment:
Purchases	(20)	(63)	(225)
Decrease/(increase) in interest-bearing cash	15,800	64,200	85,000
Return on investment in subsidiary	150	90	-
Net cash provided/(used) by investing activities	20,583	64,706	85,107
Financing activities:
Preferred stock:
Proceeds from issuance of preferred stock	-	95,624	-
Cash dividends	(6,200)	(4,288)	-
Common stock:
Exercise of stock options	1,864	651	144
Cash dividends	(47,366)	(38,229)	(10,066)
Repurchase of shares	(43,579)	(91,533)	(133,757)
Term borrowings:
Repayment of term borrowings	-	(100,000)	-
Increase/(decrease) in short-term borrowings	3,000	(27,200)	(900)
Other	-	-	(14)
Net cash (used)/provided by financing activities	(92,281)	(164,975)	(144,593)
Net increase/(decrease) in cash and cash equivalents	86,291	60,850	3,605
Cash and cash equivalents at beginning of year	81,271	20,421	16,816
Cash and cash equivalents at end of year	$167,562	$81,271	$20,421
Total interest paid	$23,282	$24,102	$23,858
Total income taxes paid	17,053	31,075	10,671

Certain previously reported amounts have been revised to reflect the retroactive effect of the adoption of ASU 2014-01, “Equity Method and Joint Venture: Accounting for Investments in Qualified Affordable Housing Projects.” See Note 1 – Summary of Significant Accounting Policies for additional information.